              --------------------------------------------------
                                 SMITH BARNEY
                               MONEY FUNDS, INC.
              --------------------------------------------------

                      ANNUAL REPORT  |  DECEMBER 31, 2000

                                     [LOGO]

             ----------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
             ----------------------------------------------------

                          A MESSAGE FROM THE CHAIRMAN

[PHOTO OF ]

HEATH B.
MCLENDON
CHAIRMAN

-------------

Since the 1970's, millions of investors worldwide have made money market funds a key part of their investment portfolios.


The Smith Barney Money Funds, Inc. ("Fund") provides investors with the convenience of liquidity. In addition, dividends are declared daily and accrue monthly. Yields from a money fund may be higher than yields for savings accounts offered at popular commercial banks. In fact, in recent years money funds have provided some investors with a higher yield than most popular banks and savings accounts, as well as loan money market accounts. (Of course, interest rates are subject to change and there are no guarantees that yields will remain competitive versus other types of accounts.) Please note that CD's are insured by the Federal Deposit Insurance Corporation ("FDIC").

Please note that your investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may help you achieve your investment goal of maximum current income and preservation of capital by investing in securities having remaining maturities of 397 days or less. The Government Portfolio ("Portfolio") invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements. The Cash and Retirement Portfolios ("Port- folio(s)") invest in high quality U.S. dollar denominated short-term debt securities, which may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities.

Portfolio manager Phyllis Zahorodny and her investment team seek to achieve the Portfolios' objectives by using a system of fundamental credit analysis to build the Portfolios. And while no guarantees can be made, Phyllis and her team seek to invest in securities of issuers that they believe present minimal credit risk and have maturities that are consistent with their outlook for interest rates.
Thank you for entrusting SSB Citi Asset Management Group with the management of your assets.

Sincerely,
 LOGO
Heath B. McLendon
Chairman
January 2, 2001


    1 Smith Barney Money Funds, Inc. |  2000 Annual Report to Shareholders

[PHOTO OF ]

PHYLLIS M. ZAHORODNY
Vice President

Dear Shareholder,

W/ /    e are pleased to provide the
        annual report for the Smith
        Barney Money Funds, Inc.
        ("Fund") for the year ended
        December 31, 2000. In this

report, we summarize the period's
prevailing economic and market
conditions and outline the Fund's
investment strategy. We hope that you
find this report to be useful and
informative.

Performance Summary
The chart below shows the yields for the Cash, Government and Retirement Portfolios ("Portfolio(s)") that make up the Fund for the seven-day period ended December 31, 2000.

               Smith Barney Money Funds' Yields (Class A Shares)

            Portfolio  Seven-Day Yield Seven-Day Effective Yield/1/
            ---------  --------------   --------------------------
            Cash                 6.08%                       6.26%
            Government           5.95                        6.12
            Retirement           5.99                        6.17

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Objective
Each Portfolio seeks maximum current income and the preservation of capital.

Cash and Retirement Portfolios
Each Portfolio invests in high quality U.S. dollar denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each Portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

--------
1 The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


     2 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

Both the Cash Portfolio and the Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. The Portfolios limit foreign investments to issues located in major industrialized countries.

Government Portfolio
This Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Market Update and Outlook
During the year, the Federal Reserve Board ("Fed") continued to raise interest rates in hopes of slowing a robust economy and fending off inflation. In the first five months of 2000, the Federal Open Market Committee ("FOMC")/2/ gradually raised the federal funds rate ("fed funds rate")/3/ 1% from 5.50% to 6.50%. The Fed has kept rates constant over the last eight months of the reporting period./4 /

During the period, the U.S. economy continued to expand at a modest pace. Released third quarter gross domestic product ("GDP") /5/ shows that the economy expanded at a 2.7% rate versus a 5.6% rate in the second quarter. By the end of the summer there were many signs that the economy would enter into a slowdown. We believe that technology stocks were still overvalued and we saw oil prices begin to rise. In our opinion, mergers were creating a lot of debt and business competition was eroding profit margins.

We noticed credit problems beginning to surface in the high-yield bond market and eventually spread to the investment-grade bond/6/ area. Reports from the Fed warned of lofty and tight residential and commercial properties. The Fed also cited that banks should tighten their lending standards.

--------
2 The FOMC is a policy-making body of the Federal Reserve System, the U.S.
  central bank, that is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
3 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4 On January 3, 2001, after this letter was written, the Fed cut interest rates by one-half point.
5 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.
6 Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's
  Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the Fund's Board of Director to be of equivalent quality.


     3 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

As a result, at its latest FOMC meeting in December 2000, the Fed switched its policy stance from a tightening bias to an easing bias and eased the fed funds rate inter-meeting in January 2001 by 50 basis points, which brought the fed funds rate to 6.0%. It is likely the Fed may need to lower rates in 2001 by an additional 75 basis points./7/ At this time most economists are predicting slow growth or possibly a shallow recession which can be corrected through lower interest rates.

Portfolio Updates
Returns on money market securities fell in the latter stages of the reporting period and the short-term yield curve has inverted over the last quarter as a result of anticipated Fed easing. Two sectors of the economy that we are watching closely are telecommunications and automotive. Such leaders as AT&T Corp., Lucent Technologies, Inc. and Ford Motor Co. have come under pressure in their respective markets and we will continue to monitor the situation closely.

Lastly, we were saddened by the loss of an outstanding business leader, supporter of the Fund and friend, Philip Cleary Smith. Mr. Smith was Chairman and CEO of National Securities and Research as well as the founder of the Cash Portfolio, formerly known as the Liquid Reserve Fund. He will be missed greatly.

Thank you for investing in the Smith Barney Money Funds, Inc.

Sincerely,

/s/
Phyllis Zahorodny
Vice President and
Investment Officer

January 2, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 6 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of December 31, 2000 and is subject to change.


--------
7 A basis point is 0.01% or one one-hundredth of a percent.


     4 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 Money Market Funds: An Investment Whose Objectives are Income, Capital Preservation and Liquidity

 Since the 1970s, millions of investors worldwide have made money market funds a key part of their investment portfolios. While all investments involve some degree of risk, money market funds provide investors with an opportunity to earn current short-term interest rates with a higher degree of liquidity than most other types of funds.

 While not insured by the U.S. government, money market funds may be suitable for almost all investors. The short-term nature of money market fund investments cause money market fund yield to move with short-term changes in interest rate without meaningfully affecting the principal value of the underlying investments.

 The Smith Barney Money Funds, Inc. may help you achieve your investment goals of income and preservation of capital with liquidity. Interest earned from these funds are usually competitive to those offered for Certificates of Deposit ("CDs"),/1/ but provide easier access to your money. Also, your monthly interest rate is currently higher than that offered by most banks' savings accounts. Of course interest rates are subject to change.

 Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------
1 CD is a debt instrument issued by a bank that usually pays an interest rate set by competitive forces in the marketplace. CDs are insured up to $100,000 under the Federal Deposit Insurance Corporation (FDIC).


     5 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

                                      CASH PORTFOLIO
     FACE                                                     ANNUALIZED
    AMOUNT                       SECURITY                       YIELD           VALUE

------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 33.2%
  $867,809,000 Federal Home Loan Bank
                mature 1/3/01 to 3/28/01                    6.17% to 6.65% $   862,782,183
 9,063,049,000 Federal Home Loan Mortgage Corp.
                mature 1/4/01 to 3/29/01                     6.16 to 6.54    9,007,377,152
 8,453,241,000 Federal National Mortgage Association
                mature 1/4/01 to 4/26/01                     6.16 to 6.61    8,402,710,659
------------------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES (Cost -- $18,272,869,994)                  18,272,869,994
------------------------------------------------------------------------------------------
BANK NOTES -- 2.1%
   300,000,000 Banc One NA
                mature 1/8/01 to 7/18/01                     6.45 to 7.07      299,997,432
   450,000,000 Bank of America
                mature 2/1/01 to 5/4/01                      6.48 to 7.20      450,000,000
   100,000,000 First Union National Bank
                matures 2/22/01                                  6.80          100,000,000
   300,000,000 First USA Bank NA
                mature 3/6/01 to 5/4/01                      6.50 to 7.13      299,998,407
------------------------------------------------------------------------------------------
               TOTAL BANK NOTES
               (Cost -- $1,149,995,839)                                      1,149,995,839
------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 0.7%
   375,000,000 Merrill Lynch & Co. mature 2/7/01 to 7/24/01
               (Cost -- $374,999,038)                        6.74 to 7.17      374,999,038
------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT --1.3%
    50,000,000 American Centurion Bank
                matures 1/25/01                                  6.57           50,000,000
   500,000,000 Chase Manhattan USA Delaware
                mature 1/17/01 to 3/5/01                     6.50 to 6.70      500,000,000
   200,000,000 First Union National Bank
                mature 1/10/01 to 7/18/01                    6.87 to 7.06      200,000,000
------------------------------------------------------------------------------------------
               TOTAL DOMESTIC CERTIFICATES
               OF DEPOSIT (Cost -- $750,000,000)                               750,000,000
------------------------------------------------------------------------------------------
TIME DEPOSITS -- 1.8%
   540,000,000 Barclays Bank
                matures 1/2/01                                   6.50          540,000,000
   290,289,000 Chase Manhattan Bank
                matures 1/2/01                                   6.50          290,289,000
   150,000,000 Toronto Dominion Bank
                matures 1/2/01                                   6.65          150,000,000
------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $980,289,000)                                          980,289,000
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  6    Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders


 Schedules of Investments                                     December 31, 2000

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                    YIELD         VALUE

 ------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 41.3%
 $150,000,000 Abbey National North America
               mature 1/8/01 to 2/7/01              6.63% to 6.67% $149,537,778
   75,000,000 ABN AMRO (Canada)
               matures 2/5/01                            6.60        74,524,219
   75,000,000 ABN AMRO Bank N.V.
               matures 1/24/01                           6.80        74,685,188
   40,000,000 Aegon Funding Corp.
               matures 1/9/01                            6.87        39,941,066
   30,000,000 AIG Funding
               matures 2/1/01                            6.61        29,832,083
  135,900,000 Alcatel SA
               mature 1/16/01 to 1/31/01             6.57 to 6.62   135,296,611
  250,000,000 Alcoa Inc.
               mature 1/19/01 to 2/9/01              6.50 to 6.62   248,637,518
   81,000,000 Alliance & Leicester Building Society
               mature 3/7/01 to 3 /13/01             6.47 to 6.48    80,014,745
  500,000,000 American Express Credit Corp.
               mature 1/22/01 to 3/12/01             6.43 to 6.56   495,511,528
  283,850,000 Amsterdam Funding Corp.
               mature 1/12/01 to 1/26/01             6.62 to 6.68   282,788,496
  100,000,000 ANZ Delaware Inc.
               mature 2/8/01 to 3/14/01              6.45 to 6.61    99,022,709
  285,000,000 Aspen Funding
               mature 1/17/01 to 2/16/01             6.63 to 6.66   283,429,056
  540,000,000 Asset Securitization
               mature 1/11/01 to 3/8/01              6.44 to 6.67   537,383,003
  349,476,000 Atlantis One Funding Corp.
               mature 1/8/01 to 4/27/01              6.41 to 6.85   346,403,726
  100,000,000 Banc One Corp.
               mature 1/22/01 to 3/20/01             6.40 to 6.67    99,127,625
   50,000,000 Banc One Financial Corp.
               matures 1/8/01                            6.85        49,935,639
  275,000,000 Bank Brussels Lambert
               mature 1/24/01 to 2/12/01             6.46 to 6.66   273,337,528
  125,000,000 Bank of Nova Scotia
               mature 1/31/01 to 2/12/01             6.62 to 6.63   124,212,750
  421,918,000 Barton Capital Corp.
               mature 1/5/01 to 1/19/01              6.61 to 6.70   420,923,905
  215,000,000 BASF AG
               mature 1/22/01 to 2/28/01             6.46 to 6.70   213,523,917
  100,000,000 Baus Funding LLC
               mature 1/18/01 to 1/31/01                 6.66        99,575,042
  301,500,000 BCI Funding Corp.
               mature 1/10/01 to 3/8/01              6.48 to 6.82   299,897,399


                      See Notes to Financial Statements.


  7    Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

       FACE                                         ANNUALIZED
      AMOUNT                SECURITY                  YIELD         VALUE

   --------------------------------------------------------------------------
   COMMERCIAL PAPER -- 41.3% (continued)
   $221,200,000 Caisse Des Depots et Consignation
                 mature 1/26/01 to 1/31/01        6.57% to 6.64% $220,172,313
     25,000,000 Canadian Wheat Board
                 matures 3/19/01                       6.40        24,663,392
    335,000,000 CBA Finance Inc.
                 mature 1/8/01 to 2/5/01           6.61 to 6.85   333,675,632
    391,540,000 Centric Capital Corp.
                 mature 1/16/01 to 3/12/01         6.49 to 6.70   389,202,775
    100,000,000 CIT Group Holdings, Inc.
                 matures 1/22/01                       6.64        99,618,500
    220,000,000 Coca-Cola Co.
                 mature 2/15/01 to 3/16/01         6.41 to 6.58   217,378,728
    275,000,000 Credit Suisse/First Boston
                 mature 1/8/01 to 3/12/01          6.48 to 6.68   272,938,792
    110,000,000 Credito Italiano Delaware Inc.
                 mature 1/29/01 to 3/19/01         6.45 to 6.82   108,928,806
    305,000,000 Cregem North America
                 mature 1/12/01 to 2/27/01         6.62 to 6.70   302,975,831
    566,892,000 Delaware Funding Corp.
                 mature 1/16/01 to 3/20/01         6.40 to 6.71   562,341,155
    246,000,000 Den Danske Corp.
                 mature 1/18/01 to 3/15/01         6.46 to 6.82   243,269,371
    711,139,000 Deutsche Bank Finance Inc.
                 mature 1/11/01 to 3/12/01         6.43 to 6.66   707,167,373
    150,000,000 Diageo PLC
                 mature 1/16/01 to 1/26/01         6.61 to 6.88   149,435,361
     50,000,000 Dresdner U.S. Finance, Inc.
                 matures 2/8/01                        6.62        49,656,416
    150,000,000 Edison Asset Securitization
                 matures 1/17/01                       6.71       149,556,667
    100,000,000 E.I. du Pont de Nemours
                 matures 1/12/01                       6.84        99,798,334
    188,571,000 Enterprise Funding Corp.
                 mature 1/11/01 to 2/21/01         6.51 to 6.65   187,209,178
    592,461,000 Falcon Asset Securities Corp.
                 mature 2/5/01 to 3/14/01          6.44 to 6.64   587,155,956
    100,000,000 First Union Corp.
                 mature 3/12/01 to 3/20/01         6.36 to 6.45    98,704,472
    188,643,000 Fleet Funding Inc.
                 mature 1/19/01 to 2/2/01          6.62 to 6.64   187,612,187
     50,000,000 Ford Credit Europe PLC
                 matures 1/12/01                       6.63        49,900,237
    377,000,000 Fortis Funding LLC
                 mature 1/18/01 to 3/13/01         6.45 to 6.80   374,773,119


                      See Notes to Financial Statements.


  8    Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

       FACE                                        ANNUALIZED
      AMOUNT                SECURITY                 YIELD         VALUE

   -------------------------------------------------------------------------
   COMMERCIAL PAPER -- 41.3% (continued)
   $475,000,000 General Electric Capital Corp.
                  mature 1/17/01 to 2/26/01      6.50% to 6.70% $472,025,584
    450,000,000 General Electric International
                  mature 1/17/01 to 3/20/01       6.40 to 6.80   445,434,611
    700,000,000 General Motors Acceptance Corp.
                  mature 1/17/01 to 3/15/01       6.43 to 6.80   694,471,249
    190,000,000 Glaxo Wellcome PLC
                  mature 1/31/01 to 2/7/01        6.60 to 6.61   188,883,222
    700,000,000 Goldman, Sachs & Co.
                  mature 1/8/01 to 2/22/01        6.47 to 6.89   695,658,520
    100,000,000 Halifax PLC
                  matures 2/6/01                      6.61        99,349,999
    200,000,000 Household Finance Corp.
                  matures 1/12/01                     6.56       199,600,944
    100,000,000 IBM Credit Corp.
                  matures 3/9/01                      6.42        98,823,777
    350,000,000 International Lease Finance
                  mature 1/19/01 to 3/8/01        6.60 to 6.65   347,990,763
    700,000,000 J.P. Morgan & Co.
                  mature 1/8/01 to 3/20/01        6.35 to 6.67   696,521,000
    521,101,000 Kitty Hawk
                  mature 1/25/01 to 3/15/01       6.45 to 6.65   515,409,536
    450,000,000 Lloyds Bank
                  mature 1/8/01 to 2/20/01        6.61 to 6.84   446,685,486
    325,000,000 Merrill Lynch & Co.
                  mature 1/12/01 to 3/8/01        6.44 to 6.80   323,654,959
    340,291,000 Monte Rosa Capital Corp.
                  mature 1/9/01 to 1/22/01            6.67       339,233,979
    700,000,000 Morgan Stanley Dean Witter & Co.
                  mature 1/31/01 to 3/20/01       6.40 to 6.66   693,144,222
    465,000,000 Moriarty Ltd.
                  mature 1/24/01 to 3/27/01       6.37 to 6.83   460,749,077
    100,000,000 Nationwide Building Society
                  mature 1/9/01 to 2/16/01        6.62 to 6.71    99,511,305
    500,000,000 New Center Asset Trust
                  mature 1/19/01 to 3/14/01       6.43 to 6.63   495,038,347
    225,000,000 Newport Funding
                  mature 1/17/01 to 2/21/01       6.45 to 6.66   223,678,084
    278,850,000 Oesterreichische Kontrollbank
                  mature 1/12/01 to 2/13/01       6.60 to 6.91   277,817,892
    244,667,000 Old Line Funding Corp.
                  mature 1/12/01 to 1/19/01       6.65 to 6.70   244,001,546
    462,470,000 Preferred Receivable Funding
                  mature 2/5/01 to 3/6/01         6.46 to 6.63   458,531,437


                      See Notes to Financial Statements.


  9    Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000



                                CASH PORTFOLIO

    FACE                                      ANNUALIZED
   AMOUNT              SECURITY                 YIELD             VALUE

----------------------------------------------------------------------------
COMMERCIAL PAPER -- 41.3% (continued)
$168,000,000 Private Export Funding Corp.
               mature 1/18/01 to 3/30/01     6.43% to 6.66%  $   166,284,924
 265,000,000 Province de Quebec
               mature 2/1/01 to 2/20/01      6.58 to 6.60        262,995,753
  13,100,000 Province of British Columbia
               matures 3/13/01                   6.40             12,937,233
 200,000,000 Prudential Funding Corp.
               matures 1/19/01                   6.53            199,350,000
 440,765,000 Quincy Capital Corp.
               mature 2/12/01 to 3/16 /01    6.44 to 6.63        435,991,067
  50,548,000 Receivable Capital Corp.
               matures 2/9/01                    6.55             50,193,153
 100,000,000 Royal Bank of Canada
               matures 2/2/01                    6.60             99,422,222
 114,458,000 Saint - Gobain Compagnie
               mature 1/8/01 to 4/27/01      6.47 to 6.85        113,333,328
 175,000,000 San Paolo U.S. Finance Inc.
               mature 1/16/01 to 2/12/01     6.63 to 6.80        173,939,792
 250,000,000 Societe Generale NA Inc.
               mature 1/8/01 to 3/19/01      6.43 to 6.85        248,994,590
 255,000,000 Svenska Handelsbanken
               mature 1/18/01 to 3/7/01      6.41 to 6.70        252,855,105
 374,800,000 Transamerica Finance Corp.
               mature 2/8/01 to 4/11/01      6.31 to 6.62        370,469,580
 300,000,000 Unifunding Inc.
               mature 1/3/01 to 3/14/01      6.45 to 6.80        298,533,646
 100,000,000 Unilever Capital Corp.
               matures 3/2/01                    6.41             98,946,666
 350,000,000 Union Bank of Switzerland
               mature 1/17/01 to 3/8/01      6.47 to 6.63        348,463,694
  50,000,000 Wachovia Bank
               matures 2/23/01                   6.59             49,525,208
  63,450,000 Walt Disney Co.
               mature 4/19/01 to 4/20/01         6.40             62,252,552
 550,000,000 Wells Fargo Co.
               mature 1/16/01 to 2/16/01     6.60 to 6.65        547,382,390
 450,000,000 Windmill Funding Corp.
               mature 1/12/01 to 2/22/01     6.49 to 6.67        448,083,166
 117,800,000 Woolwich Building Society
               mature 1/8/01 to 1/18/01      6.82 to 6.88        117,524,600
----------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $22,747,370,334)                        22,747,370,334
----------------------------------------------------------------------------


                      See Notes to Financial Statements.


  10   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

        FACE                                       ANNUALIZED
       AMOUNT               SECURITY                 YIELD         VALUE

    ------------------------------------------------------------------------
    FOREIGN CERTIFICATES OF DEPOSIT -- 18.7%
    $550,000,000 Abbey National PLC
                  mature 1/8/01 to 7/23/01       6.43% to 7.14% $550,005,644
     200,000,000 ABN AMRO Bank (Chicago)
                  mature 2/9/01 to 3/27/01        6.26 to 6.62   200,002,228
      50,000,000 ABN AMRO Bank (New York)
                  matures 2/2/01                      6.62        50,000,437
     100,000,000 ABN AMRO Bank NV
                  matures 2/5/01                      6.62       100,000,955
     100,000,000 Alliance & Leicester PLC
                  mature 2/1/01 to 3/13/01        6.48 to 6.63   100,001,393
     135,000,000 ANZ Australia & New Zealand
                  mature 5/2/01 to 7/20/01        7.00 to 7.07   135,002,963
     100,000,000 Banca Commerce Italiana
                  mature 1/12/01 to 1/18/01       6.67 to 6.69   100,000,380
     325,000,000 Banca Intesa S.p.A.
                  mature 1/11/01 to 3/22/01       6.40 to 6.69   325,003,150
     150,000,000 Bank Austria AG
                  mature 1/16/01 to 2/6/01        6.64 to 6.80   150,001,425
     200,000,000 Bank of Montreal
                  matures 3/6/01                      6.50       200,000,000
     375,000,000 Bank of Nova Scotia
                  mature 1/10/01 to 5/3/01        6.66 to 7.07   374,996,618
     125,000,000 Banque National De Paris
                  mature 2/5/01 to 4/30/01        6.62 to 6.90   124,999,411
     260,000,000 Barclays Bank
                  mature 1/8/01 to 2/6/01         6.62 to 6.87   260,000,272
     600,000,000 Bayerische Hypo-und Vereinsbank
                  mature 1/8/01 to 4/17/01        6.43 to 6.81   599,973,972
     275,000,000 Bayerische Landesbank
                  mature 1/24/01 to 3/14/01       6.45 to 6.80   275,008,753
     330,000,000 BNP Paribas
                  mature 1/8/01 to 2/8/01         6.66 to 6.71   329,979,492
     400,000,000 Canadian Imperial Bank Commerce
                  mature 2/2/01 to 7/18/01        6.42 to 7.00   399,993,581
      75,000,000 Cariplo
                  matures 1/31/01                     6.80        75,000,603
     475,000,000 Commerzbank
                  mature 2/1/01 to 7/18/01        6.45 to 7.21   474,978,843
     650,000,000 Credit Agricole Indosuez
                  mature 1/16/01 to 7/18/01       6.47 to 7.06   649,997,539
     125,000,000 Den Danske Corp.
                  mature 1/31/01 to 3/19/01       6.43 to 6.64   125,003,622


                      See Notes to Financial Statements.


  11   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

         FACE                                     ANNUALIZED
        AMOUNT              SECURITY                YIELD         VALUE

     ----------------------------------------------------------------------
     FOREIGN CERTIFICATES OF DEPOSIT -- 18.7% (continued)
     $125,000,000 Deutsche Bank
                   mature 1/25/01 to 3/12/01    6.62% to 6.70% $125,000,000
      250,000,000 Dexia Bank
                   mature 1/8/01 to 3/14/01      6.46 to 6.66   250,001,270
      450,000,000 Dresdner Bank
                   mature 1/5/01 to 7/19/01      6.45 to 7.21   450,004,072
      375,000,000 Halifax Building Society
                   mature 1/25/01 to 3/14/01     6.47 to 6.80   375,002,739
      300,000,000 Hessische Landesbank
                   mature 1/8/01 to 7/18/01      6.69 to 7.14   300,003,217
      234,000,000 ING Bank NV
                   mature 1/10/01 to 3/20/01     6.37 to 6.85   234,010,556
      210,000,000 KBC Bank NV
                   mature 2/13/01 to 3/8/01      6.47 to 6.53   210,003,235
      100,000,000 Krediet Bank
                   matures 3/8/01                    6.48       100,000,902
      200,000,000 Lloyds Bank
                   mature 2/5/01 to 3/30/01      6.26 to 6.62   200,002,437
       50,000,000 National Australia Bank
                   matures 7/18/01                   7.01        50,002,568
      275,000,000 National Bank of Canada
                   mature 1/8/01 to 7/20/01      6.45 to 7.10   274,992,281
      229,357,000 National Westminster Bank PLC
                   mature 1/5/01 to 3/15/01      6.42 to 6.76   229,353,737
       50,000,000 Nationwide Building Society
                   matures 1/12/01                   6.71        50,000,149
      100,000,000 Rabobank
                   mature 3/30/01 to 7/23/01     6.26 to 7.05    99,995,943
      100,000,000 Royal Bank of Canada
                   mature 5/2/01 to 5/4/01       7.00 to 7.10    99,995,268
      200,000,000 San Paolo Bank
                   mature 1/24/01 to 5/8/01      6.67 to 7.23   200,000,748
      300,000,000 Societe Generale New York
                   mature 4/30/01 to 7/23/01     6.90 to 7.08   299,987,287
      100,000,000 Svenska Handelsbanken
                   matures 1/25/01                   6.80       100,001,892
      185,000,000 Toronto Dominion Holdings
                   mature 1/2/01 to 2/7/01       6.61 to 6.84   185,000,000
      100,000,000 Unicredito Italiano
                   mature 1/29/01 to 5/8/01      6.67 to 7.14   100,002,024
      300,000,000 Union Bank of Switzerland AG
                   matures 3/1/01                    6.47       300,003,717


                      See Notes to Financial Statements.


  12   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                                CASH PORTFOLIO

    FACE                                          ANNUALIZED
   AMOUNT               SECURITY                    YIELD              VALUE

---------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 18.7% (continued)
$400,000,000 Westdeutsche Landesbank
              mature 1/4/01 to 5/4/01           6.46% to 7.12%    $   400,000,000
  50,000,000 Westpac Bank
              matures 7/23/01                        7.07              49,994,740
---------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES
             OF DEPOSIT (Cost  -- $10,283,310,063)                 10,283,310,063

---------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
 500,000,000 Goldman, Sachs & Co., 6.40% due 3/13/01;
              Proceeds at maturity -- $508,000,000;
              (Fully collateralized by FNMA, 5.50% to 8.50%
              due 5/1/09 to 1/1/24; Market value -- $508,857,945)
              (Cost -- $500,000,000)                                  500,000,000

---------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $55,058,834,268*)                           $55,058,834,268

---------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  13   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                             GOVERNMENT PORTFOLIO

     FACE                                                 ANNUALIZED
    AMOUNT                    SECURITY                      YIELD           VALUE

--------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 96.1%
$  145,000,000 Federal Farm Credit Bank
                mature 1/26/01 to 7/12/01               6.42% to 6.76%  $  144,142,151
 1,353,694,000 Federal Home Loan Bank
                mature 1/3/01 to 3/28/01                 6.19 to 6.66    1,347,126,285
 1,990,594,000 Federal Home Loan Mortgage Corp.
                mature 1/4/01 to 7/27/01                 6.18 to 6.73    1,977,959,667
 2,122,488,000 Federal National Mortgage Association
                mature 1/4/01 to 8/6/01                  6.22 to 6.91    2,104,472,574
--------------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES (Cost -- $5,573,700,677)                5,573,700,677
REPURCHASE AGREEMENTS -- 3.9%
   200,000,000 Goldman, Sachs & Co., 6.00% due 1/2/01;
                Proceeds at maturity -- $200,133,333;
                (Fully collateralized by U.S. Treasury Bills,
                Notes and Bonds, 6.00% to 6.50% due 9/30/02 to 5/15/05;
                Market value -- $202,346,484)                              200,000,000
    25,744,000 Morgan Stanley Dean Witter & Co., 5.93% due 1/2/01;
                Proceeds at maturity -- $25,760,962;
                (Fully collateralized by U.S. Treasury Bills,
                Notes and Bonds, 3.63% to 6.50% due 2/28/02 to 7/15/02;
                Market value -- $26,635,743)                                25,744,000
--------------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost -- $225,744,000)                                      225,744,000
               TOTAL INVESTMENTS -- 100%
               (Cost -- $5,799,444,677*)                                $5,799,444,677

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  14   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                             RETIREMENT PORTFOLIO

   FACE                                               ANNUALIZED
  AMOUNT                   SECURITY                     YIELD         VALUE

-------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 3.7%
$30,000,000 Federal Home Loan Bank
             mature 1/31/01 to 3/13/01              6.50% to 6.54% $ 29,767,514
 40,000,000 Federal National Mortgage Association
             mature 2/1/01 to 3/8/01                 6.39 to 6.57    39,639,762
-------------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND
            INSTRUMENTALITIES (Cost -- $69,407,276)                  69,407,276

-------------------------------------------------------------------------------
BANK NOTES -- 4.3%
 30,000,000 Bank of America
             mature 2/5/01 to 5/4/01                 6.48 to 7.20    30,000,000
 10,000,000 First Union National Bank
             matures 2/20/01                             6.80        10,000,000
 40,000,000 Harris Bank
             mature 1/24/01 to 2/13/01                   6.52        40,000,000
-------------------------------------------------------------------------------
            TOTAL BANK NOTES
            (Cost -- $80,000,000)                                    80,000,000

-------------------------------------------------------------------------------
TIME DEPOSITS -- 9.3%
 35,000,000 Banc One Corp.
             matures 1/2/01                              6.50        35,000,000
 55,000,000 BNP Paribas SA
             matures 1/2/01                              6.50        55,000,000
 30,000,000 Chase Manhattan Bank
             matures 1/2/01                              6.50        30,000,000
 55,000,000 HSBC Bank USA
             matures 1/2/01                              6.56        55,000,000
-------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost -- $175,000,000)                                  175,000,000

-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 63.8%
 50,000,000 Abbey National North America
             mature 1/19/01 to 2/20/01               6.61 to 6.63    49,739,558
 10,000,000 A.I. Credit
             matures 1/16/01                             6.60         9,972,749
 12,000,000 Alcoa
             matures 1/23/01                             6.55        11,952,333
 30,000,000 American Express Credit Corp.
             mature 1/12/01 to 1/18/01               6.56 to 6.57    29,923,887
 18,000,000 ANZ Delaware Inc.
             matures 2/8/01                              6.61        17,876,500
 45,000,000 Asset Securitization Corp.
             mature 1/17/01 to 3/8/01                6.44 to 6.66    44,763,049


                      See Notes to Financial Statements.


  15   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                             RETIREMENT PORTFOLIO

       FACE                                        ANNUALIZED
      AMOUNT                SECURITY                 YIELD         VALUE

    ------------------------------------------------------------------------
    COMMERCIAL PAPER -- 63.8% (continued)
    $20,000,000 Atlantis One Funding Corp.
                 mature 1/23/01 to 2/2/01        6.58% to 6.65% $ 19,902,139
     15,000,000 Banc One Corp.
                 matures 3/21/01                      6.40        14,792,625
     25,000,000 Bank Brussels Lambert
                 mature 1/10/01 to 1/16/01        6.61 to 6.69    24,942,138
     27,000,000 Bank of New York
                 mature 1/22/01 to 1/25/01            6.55        26,888,358
     30,000,000 Bank of Nova Scotia
                 mature 1/16/01 to 2/20/01        6.48 to 6.62    29,806,203
     35,000,000 BCI Funding Corp.
                 mature 1/16/01 to 1/30/01        6.62 to 6.64    34,853,732
     40,000,000 CBA Finance Inc.
                 mature 1/22/01 to 2/14/01        6.53 to 6.62    39,743,895
     20,000,000 Chase Manhattan Bank Corp.
                 matures 2/27/01                      6.57        19,795,117
     30,900,000 Coca Cola Co.
                 mature 1/30/01 to 2/27/01        6.42 to 6.60    30,668,302
     47,000,000 Credit Agricole Indosuez
                 mature 2/12/01 to 3/30/01        6.30 to 6.61    46,407,984
     45,000,000 Cregem North America Inc.
                 mature 1/3/01 to 2/6/01          6.62 to 6.80    44,843,455
     47,000,000 Den Danske Corp.
                 mature 1/19/01 to 3/20/01        6.42 to 6.64    46,618,736
     25,000,000 Deutsche Bank
                 mature 1/24/01 to 2/7/01         6.58 to 6.66    24,858,168
     20,000,000 Dresdner U.S. Finance Inc.
                 matures 2/12/01                      6.53        19,849,500
     45,000,000 General Electric Capital Corp.
                 mature 1/22/01 to 3/12/01        6.59 to 6.80    44,721,613
     30,000,000 Goldman, Sachs & Co.
                 mature 1/8/01 to 2/9/01          6.51 to 6.89    29,875,954
     35,000,000 Halifax PLC
                 mature 1/29/01 to 3/1/01         6.63 to 6.67    34,738,902
     30,000,000 IBM Credit Corp.
                 matures 1/18/01                      6.58        29,907,634
     10,000,000 International Lease Finance
                 matures 2/1/01                       6.60         9,944,028
     50,000,000 J.P. Morgan & Co.
                 mature 1/8/01 to 2/6/01          6.52 to 6.67    49,756,254
     10,000,000 Merrill Lynch & Co.
                 matures 2/9/01                       6.51         9,930,233
     27,000,000 Morgan Stanley Dean Witter & Co.
                 mature 1/31/01 to 3/20/01        6.40 to 6.66    26,753,951


                      See Notes to Financial Statements.


  16   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                             RETIREMENT PORTFOLIO

     FACE                                          ANNUALIZED
    AMOUNT                 SECURITY                  YIELD         VALUE

  ---------------------------------------------------------------------------
  COMMERCIAL PAPER -- 63.8% (continued)
  $15,000,000 National Bank of Canada
               matures 3/5/01                        6.58%     $   14,830,162
   24,000,000 Nationwide Building Society
               mature 1/18/01 to 4/4/01           6.43 to 6.69     23,793,947
   27,000,000 Oesterreichische Kontrollbank
               mature 1/12/01 to 1/16/01          6.62 to 6.80     26,937,092
   38,735,000 Preferred Receivables Funding Corp.
               mature 1/19/01 to 2/13/01          6.51 to 6.69     38,539,274
   10,000,000 Province de Quebec
               matures 2/15/01                        6.60          9,918,875
   12,100,000 Province of Ontario
               matures 3/19/01                        6.36         11,937,988
   10,000,000 Royal Bank of Canada
               matures 2/13/01                        6.61          9,922,361
   33,000,000 San Paolo U.S. Finance
               mature 1/16/01 to 2/5/01           6.62 to 6.64     32,855,787
   30,000,000 Societe Generale
               mature 2/2/01 to 2/12/01           6.65 to 6.66     29,808,845
   44,421,000 Svenska Handelsbanken
               mature 1/26/01 to 2/15/01          6.52 to 6.63     44,117,460
   10,000,000 Toronto Dominion Holdings
               matures 4/11/01                        6.39          9,826,111
   33,000,000 Transamerica Finance Corp.
               matures 1/22/01 to 2/16/01         6.49 to 6.64     32,764,869
   22,900,000 Unifunding Inc.
               matures 2/2/01                         6.61         22,767,077
   38,000,000 USAA Capital Corp.
               mature 1/18/01 to 2/21/01          6.45 to 6.58     37,745,934
   10,000,000 Wachovia Bank
               matures 1/24/01                        6.80          9,957,961
   20,000,000 Wells Fargo Corp.
               mature 1/31/01 to 3/2/01           6.50 to 6.65     19,839,000
  ---------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $1,199,389,740)                          1,199,389,740
  ---------------------------------------------------------------------------
  FOREIGN CERTIFICATES OF DEPOSIT -- 18.7%
   12,000,000 Alliance & Leicester PLC
               matures 2/1/01                         6.63         12,000,101
   10,000,000 Banca Commerciale Italiano
               matures 3/9/01                         6.58         10,000,863
   12,600,000 Bank Austriengellschaft
               matures 3/1/01                         6.45         12,603,031
   15,000,000 Barclays Bank
               matures 2/6/01                         6.62         15,000,000


                      See Notes to Financial Statements.


  17   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Schedules of Investments (continued)                         December 31, 2000


                             RETIREMENT PORTFOLIO

    FACE                                           ANNUALIZED
   AMOUNT                 SECURITY                   YIELD           VALUE

 ------------------------------------------------------------------------------
 FOREIGN CERTIFICATES OF DEPOSIT -- 18.7% (continued)
 $38,000,000 Bayerische Hypo-und Vereinsbank
              mature 1/11/01 to 7/17/01          6.43% to 7.02%  $   38,001,730
  42,000,000 Canadian Imperial Bank Commerce
              mature 2/28/01 to 4/2/01            6.27 to 6.69       42,004,092
  12,000,000 Cariplo
              matures 3/21/01                         6.40           12,000,388
  35,000,000 Commerzbank
              mature 2/15/01 to 2/28/01           6.66 to 6.70       34,994,661
  20,000,000 Hessiche Landesbank
              matures 1/12/01                         6.67           20,000,098
  21,900,000 Krediet Bank
              matures 3/8/01                          6.47           21,900,593
  32,000,000 Lloyds Bank
              matures 2/7/01 to 4/2/01            6.39 to 6.61       32,000,352
  10,000,000 Royal Bank of Scotland
              matures 1/16/01                         6.66           10,000,041
  10,000,000 Societe Generale
              matures 7/20/01                         7.07            9,999,482
  35,000,000 Toronto Dominion Holdings
              mature 2/6/01 to 2/7/01             6.62 to 6.75       34,999,308
  32,000,000 Union Bank of Switzerland AG
              mature 3/1/01 to 5/3/01             6.47 to 7.07       31,999,832
  15,000,000 Westdeutsche Landesbank
              matures 5/3/01                          7.07           15,000,474
 ------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES
             OF DEPOSIT (Cost -- $352,505,046)                      352,505,046
 ------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.2%
   4,421,000 Morgan Stanley Dean Witter & Co., 5.93% due 1/2/01;
              Proceeds at maturity -- $4,423,913;
              (Fully collateralized by U.S. Treasury Notes,
              4.25% to 6.50% due 2/28/02 to 1/15/10;
              Market value -- $5,002,615) (Cost -- $4,421,000)        4,421,000

 ------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $1,880,723,062*)                           $1,880,723,062
 ------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  18   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Statements of Assets and Liabilities                         December 31, 2000


                                             Cash         Government      Retirement
                                          Portfolio        Portfolio      Portfolio

--------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost       $55,058,834,268  $5,799,444,677  $1,880,723,062
  Interest receivable                      298,072,501       2,514,874       8,479,832
  Other assets                                 459,270          63,283          23,749
--------------------------------------------------------------------------------------
  Total Assets                          55,357,366,039   5,802,022,834   1,889,226,643
--------------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                        190,047,652      19,596,224       6,340,954
  Management fees payable                   17,191,313       2,045,961         671,003
  Distribution fees payable                  1,780,545         158,504          60,640
  Deferred compensation payable                459,270          63,283          23,749
  Payable to bank                              343,245          54,970          19,882
  Accrued expenses                          12,186,751       1,309,767         569,241
--------------------------------------------------------------------------------------
  Total Liabilities                        222,008,776      23,228,709       7,685,469
--------------------------------------------------------------------------------------
Total Net Assets                       $55,135,357,263  $5,778,794,125  $1,881,541,174
--------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000,
   10,000,000,000 and
   5,000,000,000 shares
   authorized, respectively;
   par value $0.01 per share)          $   551,264,181  $   57,787,782  $   18,815,412
  Capital paid in excess of par value   54,575,401,810   5,721,007,030   1,862,725,762
  Undistributed net investment income        9,000,000              --              --
  Accumulated net realized loss
   from security transactions                 (308,728)           (687)             --
--------------------------------------------------------------------------------------
Total Net Assets                       $55,135,357,263  $5,778,794,125  $1,881,541,174
--------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                               54,924,254,057   5,758,290,869   1,881,541,174
-------------------------------------------------------------------------------------
  Class L                                      192,158         121,471              --
-------------------------------------------------------------------------------------
  Class Y                                   25,230,793      20,365,828              --
-------------------------------------------------------------------------------------
  Class Z                                  176,741,136              --              --
-------------------------------------------------------------------------------------
Net Asset Value, Per Class                       $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    19 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 Statements of Operations                  For the Year Ended December 31, 2000



                                       Cash       Government   Retirement
                                    Portfolio     Portfolio     Portfolio

    -----------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                    $3,284,546,677 $355,499,422 $113,821,408
    -----------------------------------------------------------------------

    EXPENSES:
      Management fees (Note 3)       193,310,073   23,567,106    7,602,080
      Distribution fees (Note 3)      51,152,207    5,636,392    1,775,178
      Shareholder and system
       servicing fees                 40,407,433    3,283,709    2,262,317
      Registration fees                3,212,500      303,600      215,081
      Custody                          2,425,500      212,280       80,550
      Shareholder communications         291,975      122,200      100,300
      Directors' fees                    183,100       31,110       11,988
      Insurance                          119,300       53,910       18,300
      Audit and legal                     73,354       57,060       41,467
      Other                               61,040       35,640       13,319
    -----------------------------------------------------------------------
      Total Expenses                 291,236,482   33,303,007   12,120,580
    -----------------------------------------------------------------------
    Net Investment Income          2,993,310,195  322,196,415  101,700,828
    -----------------------------------------------------------------------
    Net Realized Gain (Loss) From
     Security Transactions               666,420           --          (42)
    -----------------------------------------------------------------------
    Increase in Net Assets
     From Operations              $2,993,976,615 $322,196,415 $101,700,786
    -----------------------------------------------------------------------


                      See Notes to Financial Statements.


    20 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 Statement of Changes in Net Assets



                                                For the Years Ended December 31,

Cash Portfolio                                   2000               1999

-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                   $   2,993,310,195  $   2,025,542,636
  Net realized gain                                 666,420             29,464
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations      2,993,976,615      2,025,572,100
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                        (2,984,315,940)    (2,025,536,891)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares          254,283,764,624    198,679,971,946
  Net asset value of shares issued
   for reinvestment of dividends              2,727,786,665      2,050,571,947
  Cost of shares reacquired                (247,563,158,218)  (195,130,900,489)
-------------------------------------------------------------------------------
  Increase in Net Assets From
   Fund Share Transactions                    9,448,393,071      5,599,643,404
-------------------------------------------------------------------------------
Increase in Net Assets                        9,458,053,746      5,599,678,613

NET ASSETS:
  Beginning of year                          45,677,303,517     40,077,624,904
-------------------------------------------------------------------------------
  End of year                             $  55,135,357,263  $  45,677,303,517

-------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    21 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

                                                For the Years Ended December 31,

 Government Portfolio                            2000              1999

 -----------------------------------------------------------------------------
 OPERATIONS:
   Net investment income                   $    322,196,415  $    245,816,433
   Net realized loss                                     --              (687)
 -----------------------------------------------------------------------------
   Increase in Net Assets From Operations       322,196,415       245,815,746
 -----------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2)                         (322,196,415)     (245,816,433)
 -----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares          20,967,902,527    19,683,983,366
   Net asset value of shares issued
   for reinvestment of dividends                297,015,485       251,441,644
   Cost of shares reacquired                (20,907,885,623)  (19,858,393,187)
 -----------------------------------------------------------------------------
   Increase in Net Assets From
    Fund Share Transactions                     357,032,389        77,031,823
 -----------------------------------------------------------------------------
 Increase in Net Assets                         357,032,389        77,031,136

 NET ASSETS:
   Beginning of year                          5,421,761,736     5,344,730,600
 -----------------------------------------------------------------------------
   End of year                             $  5,778,794,125  $  5,421,761,736

 -----------------------------------------------------------------------------


                      See Notes to Financial Statements.


    22 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

                                                For the Years Ended December 31,

  Retirement Portfolio                            2000             1999

  ---------------------------------------------------------------------------
  OPERATIONS:
    Net investment income                   $   101,700,828  $    77,273,358
    Net realized loss                                   (42)              --
  ---------------------------------------------------------------------------
    Increase in Net Assets From Operations      101,700,786       77,273,358
  ---------------------------------------------------------------------------
  DISTRIBUTIONS TO
  SHAREHOLDERS (NOTE 2)                        (101,702,762)     (77,273,358)
  ---------------------------------------------------------------------------
  FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares          7,004,266,139    6,301,771,167
    Net asset value of shares issued
     for reinvestment of dividends               93,532,967       78,916,786
    Cost of shares reacquired                (6,919,955,824)  (6,359,076,721)
  ---------------------------------------------------------------------------
    Increase in Net Assets From
     Fund Share Transactions                    177,843,282       21,611,232
  ---------------------------------------------------------------------------
  Increase in Net Assets                        177,841,306       21,611,232

  NET ASSETS:
    Beginning of year                         1,703,699,868    1,682,088,636
  ---------------------------------------------------------------------------
    End of year                             $ 1,881,541,174  $ 1,703,699,868

  ---------------------------------------------------------------------------


                      See Notes to Financial Statements.


    23 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 Notes to Financial Statements



1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SSBC a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Goverment
Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5


    24 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account, PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the year ended December 31, 2000, the Fund paid transfer agent fees of $19,741,764, $2,685,703 and $2,157,335 for the Cash, Government and
Retirement Portfolios, respectively, to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the year ended December 31, 2000, total Distribution Plan fees incurred were:

                         Portfolio    Class A   Class L

                         ------------------------------
                         Cash       $51,151,942    $265
                         Government   5,636,273     119
                         Retirement   1,775,178      --
                         ------------------------------

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At December 31, 2000, the Cash Portfolio and the Government Portfolio had, for Federal tax purposes, approximately $579,000 and $1,000, respectively, of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                       2001    2007

------------------------------------
Cash Portfolio       $579,000     --
------------------------------------
Government Portfolio       -- $1,000

------------------------------------


    25 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                                    Year Ended        Year Ended
Cash Portfolio                   December 31, 2000 December 31, 1999
--------------------------------------------------------------------
Class A
  Shares sold                     253,623,826,440   198,147,351,264
  Shares issued on reinvestment     2,716,312,932     2,042,125,985
  Shares reacquired              (246,898,141,371) (194,624,622,047)
--------------------------------------------------------------------
  Net Increase                      9,441,998,001     5,564,855,202
--------------------------------------------------------------------
Class L
  Shares sold                             279,465           544,299
  Shares issued on reinvestment            13,797            21,431
  Shares reacquired                      (683,434)         (395,544)
--------------------------------------------------------------------
  Net Increase (Decrease)                (390,172)          170,186
--------------------------------------------------------------------
Class Y
  Shares sold                         457,391,889       354,140,105
  Shares issued on reinvestment         2,356,219         3,500,399
  Shares reacquired                  (501,918,748)     (448,769,869)
--------------------------------------------------------------------
  Net Decrease                        (42,170,640)      (91,129,365)
--------------------------------------------------------------------
Class Z
  Shares sold                         202,266,830       177,936,278
  Shares issued on reinvestment         9,103,717         4,924,132
  Shares reacquired                  (162,414,665)      (57,113,029)
--------------------------------------------------------------------
  Net Increase                         48,955,882       125,747,381
--------------------------------------------------------------------



    26 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

                                    Year Ended        Year Ended
Government Portfolio             December 31, 2000 December 31, 1999
--------------------------------------------------------------------
Class A
  Shares sold                      20,876,720,500    19,504,048,114
  Shares issued on reinvestment       295,797,535       250,660,045
  Shares reacquired               (20,827,769,663)  (19,625,167,349)
--------------------------------------------------------------------
  Net Increase                        344,748,372       129,540,810
--------------------------------------------------------------------
Class L
  Shares sold                              15,049            18,659
  Shares issued on reinvestment             6,373             7,304
  Shares reacquired                       (13,279)         (119,109)
--------------------------------------------------------------------
  Net Increase (Decrease)                   8,143           (93,146)
--------------------------------------------------------------------
Class Y
  Shares sold                          91,166,978       179,814,769
  Shares issued on reinvestment         1,211,577           620,607
  Shares reacquired                   (80,102,681)     (176,004,288)
--------------------------------------------------------------------
  Net Increase                         12,275,874         4,431,088
--------------------------------------------------------------------
Class Z+
  Shares sold                                  --           101,824
  Shares issued on reinvestment                --           153,688
  Shares reacquired                            --       (57,102,441)
--------------------------------------------------------------------
  Net Decrease                                 --       (56,846,929)
--------------------------------------------------------------------
Retirement Portfolio
--------------------------------------------------------------------
Class A
  Shares sold                       7,004,266,139     6,301,771,167
  Shares issued on reinvestment        93,532,967        78,916,786
  Shares reacquired                (6,919,955,824)   (6,359,076,721)
--------------------------------------------------------------------
  Net Increase                        177,843,282        21,611,232
--------------------------------------------------------------------

+ As of June 30, 1999 Class Z shares were fully redeemed.


    27 Smith Barney Money Funds, Inc. | 2000 Annual Report to Shareholders

 Financial Highlights



For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                     Class A Shares
                                        -----------------------------------------
Cash Portfolio                           2000    1999    1998      1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.058   0.046   0.050     0.050   0.050
  Dividends from net investment income  (0.058) (0.046) (0.050)   (0.050) (0.050)
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              5.98%   4.73%   5.07%     5.12%   4.98%
---------------------------------------------------------------------------------
Net Assets, End of Year (billions)         $55     $45     $40       $31     $27
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.57%   0.62%   0.63%     0.64%   0.62%
  Net investment income                   5.84    4.63    4.95      5.01    4.87

---------------------------------------------------------------------------------
                                                     Class L Shares
                                        -----------------------------------------
Cash Portfolio                           2000    1999   1998/(2)/  1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.058   0.047   0.050     0.051   0.050
  Dividends from net investment income  (0.058) (0.047) (0.050)   (0.051) (0.050)
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              6.01%   4.78%   5.12%     5.17%   4.98%
---------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $193    $582    $412    $2,016  $2,152
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.54%   0.57%   0.59%     0.59%   0.62%
  Net investment income                   5.58    4.70    5.07      5.05    4.87

---------------------------------------------------------------------------------
                                                     Class Y Shares
                                        -----------------------------------------
Cash Portfolio                           2000    1999    1998      1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.060   0.048   0.052     0.052   0.051
  Dividends from net investment income  (0.060) (0.048) (0.052)   (0.052) (0.051)
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              6.17%   4.91%   5.29%     5.32%   5.09%
---------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $25     $67    $159       $64     $52
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.38%   0.42%   0.42%     0.43%   0.52%
  Net investment income                   5.92    4.76    5.17      5.22    4.97

---------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) On June 12, 1998, Class C shares were renamed Class L shares.

  28   Smith Barney Money Funds, Inc.   |  2000 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                     Class Z Shares
                                        -----------------------------------------
Cash Portfolio                           2000    1999    1998      1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.060   0.048   0.052     0.052   0.051
  Dividends from net investment income  (0.060) (0.048) (0.052)   (0.052) (0.051)
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              6.17%   4.91%   5.29%     5.33%   5.06%
---------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $177    $128      $2        $6      $6
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.38%   0.41%   0.43%     0.44%   0.53%
  Net investment income                   6.02    4.86    5.21      5.21    4.96

---------------------------------------------------------------------------------
                                                     Class A Shares
                                        -----------------------------------------
Government Portfolio                     2000    1999    1998      1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.057   0.045   0.049     0.049   0.048
  Dividends from net investment income  (0.057) (0.045) (0.049)   (0.049) (0.048)
---------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              5.85%   4.60%   5.00%     5.04%   4.89%
---------------------------------------------------------------------------------
Net Assets, End of Year (billions)          $6      $5      $5        $5      $4
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.59%   0.61%   0.60%     0.61%   0.61%
  Net investment income                   5.71    4.50    4.88      4.92    4.78

---------------------------------------------------------------------------------
                                                     Class L Shares
                                        -----------------------------------------
Government Portfolio                     2000    1999   1998/(2)/  1997    1996

---------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
  Net investment income                  0.057   0.045   0.049     0.049   0.048
  Dividends from net investment income  (0.057) (0.045) (0.049)   (0.049) (0.048)
---------------------------------------------------------------------------------
Net Asset Value, End of Year              1.00   $1.00   $1.00     $1.00   $1.00
---------------------------------------------------------------------------------
Total Return                              5.87%   4.62%   5.01%     5.04%   4.89%
---------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $121    $113    $206      $502    $982
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                           0.58%   0.59%   0.59%     0.61%   0.61%
  Net investment income                   5.70    4.47    4.94      4.90    4.78

---------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) On June 12, 1998, Class C shares were renamed Class L shares.

  29   Smith Barney Money Funds, Inc.   |  2000 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

                                                       Class Y Shares
                                        ----------------------------------------------
Government Portfolio                      2000     1999      1998      1997     1996

--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $1.00    $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
  Net investment income                   0.058    0.047     0.050     0.050    0.049
  Dividends from net investment income   (0.058)  (0.047)   (0.050)   (0.050)  (0.049)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year              $1.00    $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
Total Return                               6.02%    4.78%     5.13%     5.14%    4.99%
--------------------------------------------------------------------------------------
Net Assets, End of Year (000s)          $20,366   $8,090    $3,659    $7,430  $51,873
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(1)/                            0.44%    0.45%     0.48%     0.51%    0.51%
  Net investment income                    5.85     4.64      5.06      4.98     4.88

--------------------------------------------------------------------------------------
                                                       Class A Shares
                                        ----------------------------------------------
Retirement Portfolio                    2000/(1)/ 1999/(1)/ 1998/(1)/  1997     1996

--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $1.00    $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
  Net investment income/(2)/              0.057    0.046     0.049     0.049    0.048
  Dividends from net investment income   (0.057)  (0.046)   (0.049)   (0.049)  (0.048)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year              $1.00    $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------------
Total Return                               5.89%    4.65%     5.04%     5.03%    4.86%
--------------------------------------------------------------------------------------
Net Assets, End of Year (millions)       $1,882   $1,704    $1,682    $1,367   $1,355
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                            0.68%    0.69%     0.70%     0.71%    0.71%
  Net investment income                    5.74     4.55      4.92      4.92     4.75

--------------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) The investment manager waived a portion of their management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                    Per Share Decreases to    Expense Ratios
                    Net Investment Income  Without Reimbursement
                    ---------------------- ---------------------
               1999                $0.0001                 0.71%
               1998                 0.0002                 0.72


 30   Smith Barney Money Funds, Inc.    |  2000 Annual Report to Shareholders

 Independent Auditors' Report



To the Shareholders and Board of Directors of The Smith Barney Money Funds,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash, Government and Retirement Portfolios) as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                             /s/

New York, New York
February 8, 2001


  31   Smith Barney Money Funds, Inc.  |  2000 Annual Report to Shareholders

 Tax Information (unaudited)



For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2000:
   Percentage of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

 .Cash Portfolio        0.75%
 .Government Portfolio 25.59
 .Retirement Portfolio  1.01


  32   Smith Barney Money Funds, Inc.   |  2000 Annual Report to Shareholders

 SMITH BARNEY
 MONEY FUNDS, INC.


DIRECTORS                  INVESTMENT MANAGER
Lee Abraham                SSB Citi Fund Management LLC
Allan J. Bloostein
Jane F. Dasher             DISTRIBUTORS
Donald R. Foley            Salomon Smith Barney, Inc.
Richard E. Hanson, Jr.     PFS Distributors, Inc.
Paul Hardin
Heath B. McLendon          CUSTODIAN
Chairman                   PFPC Trust Company
Roderick C. Rasmussen
John P. Toolan             TRANSFER AGENT
Joseph H. Fleiss, Emeritus Citi Fiduciary Trust Company
                           125 Broad Street, 11th Floor
OFFICERS                   New York, New York 10004
Heath B. McLendon
President and              SUB-TRANSFER AGENT
Chief Executive Officer    PFPC Global Fund Services
                           P.O. Box 9699
Lewis E. Daidone           Providence, Rhode Island
Senior Vice President      02940-9699
and Treasurer

Phyllis M. Zahorodny
Vice President

Martin R. Hanley
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

  Smith Barney Money Funds, Inc.




  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after March 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  388 Greenwich Street, MF-2
  New York, New York 10013

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

            [LOGO] Salomon Smith Barney, A member of the Citigroup Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD0858 2/01